Other payables and accrued expense	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other payables and accrued expense
6.	Other payables and accrued expense

2024
USD

Other payable	4,303
Accrued expense	2,000

6,303

6.	Other payables and accrued expense

30.9.2024
USD (Unaudited)

Other payable	4,303
Accrued expense	-

4,303

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expense

22.	Other payables and accruals

	2024	2023
	Restated
	USD	USD

Other payables	719,711	122,270
Accruals	129,740	36,962
Deposit received	106,612	112,558

	956,063	271,790

As of financial year ended 31 March 2024, included in other payables are amount due to a shareholder amounting to USD555,695 (2023: USD Nil).

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payables and accrued expense
6.	Other payable
2024
USD

Other payable	4,441
Accruals	2,000

6,441

22.	Other payables and accruals

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Other payables	892,137	156,811
Accruals	151,710	29,908
Deposit received	32,721	104,466

	1,076,568	291,185

As of financial period ended 30 September 2024, included in other payables are amount due to a ex-shareholder of Alps Global Holing Berhad amounting to USD109,170 (2023: USD95,908), of which USD580 relates to the payment of shares.